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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Bruce G. Veaco
             -----------------------------------------------
Title:       Managing Member
             -----------------------------------------------
Phone:       (310) 734-1200
             -----------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Bruce G. Veaco      Beverly Hills, California         February 7, 2008
----------------------  ----------------------------  -------------------------
      [Signature]               [City, State]                   [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


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


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          ---------------------

Form 13F Information Table Entry Total:   19
                                          ---------------------

Form 13F Information Table Value Total:   $ 107,544
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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




                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                 TITLE OF                VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER       CLASS       CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               Comm       025816109    6,679    128,400    SH            Sole      None     128,400

AMGEN INC                         Comm       031162100    3,056     65,800    SH            Sole      None      65,800

BERKSHIRE HATHAWAY INC DEL B      Comm       084670207    8,122      1,715    SH            Sole      None       1,715

COCA COLA CO                      Comm       191216100    7,659    124,800    SH            Sole      None     124,800

DIAGEO PLC SPONSORED ADR NEW      Comm       25243Q205    5,699     66,400    SH            Sole      None      66,400

GENERAL ELEC CO                   Comm       369604103    3,651     98,500    SH            Sole      None      98,500

INTEL CORP                        Comm       458140100    4,172    156,500    SH            Sole      None     156,500

JOHNSON & JOHNSON                 Comm       478160104    9,638    144,500    SH            Sole      None     144,500

MCDONALDS CORP                    Comm       580135101    4,236     71,900    SH            Sole      None      71,900

MICROSOFT CORP                    Comm       594918104    6,547    183,900    SH            Sole      None     183,900

MORGAN STANLEY                    Comm       617446448    2,501     47,100    SH            Sole      None      47,100

NESTLE SA SPON ADR REPSTG REG     Comm       641069406    6,515     56,900    SH            Sole      None      56,900

NIKE INC CL B                     Comm       654106103    5,467     85,100    SH            Sole      None      85,100

PEPSICO INC                       Comm       713448108    7,658    100,900    SH            Sole      None     100,900

PFIZER INC                        Comm       717081103    5,376    236,500    SH            Sole      None     236,500

PROCTER & GAMBLE CO               Comm       742718109    4,838     65,900    SH            Sole      None      65,900



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                 TITLE OF                VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER       CLASS       CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                       Comm       87612E106    3,635     72,700    SH            Sole      None      72,700

TIME WARNER INC                   Comm       887317105    2,792    169,100    SH            Sole      None     169,100

WAL MART STORES INC               Comm       931142103    9,302    195,700    SH            Sole      None     195,700



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